SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables	$ 206,989	$ 119,094
Income tax advances	20,844	52,003
Interest receivable	108,477	17,494
Due from shareholders	842	843
Accounts receivable	$ 337,152	$ 189,434